Stock Options and Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 04, 2021	Jun. 20, 2020	Aug. 08, 2019	Mar. 31, 2021	Mar. 31, 2020
Stock Options and Restricted Shares (Details) [Line Items]
Fair value price (in Dollars per share)				$ 1.97
Stock option granted				40,000	410,000
Restricted share issued		500,000
Stock option price per share (in Dollars per share)				$ 0.66	$ 0.33
Aggregate intrinsic values (in Dollars)				$ 642	$ 23
Common Stock Exercise Price (in Dollars per share)				$ 3.73	$ 2.03
Employees restricted shares					175,000
Compensation expense (in Dollars)				$ 73
Weighted-average period				3 years 131 days	4 years 131 days
Option Plan 2010 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted				5 years
Stock Issued During Period, Shares, Restricted Stock				600,000
Stock options and restricted shares, description	the Board of Directors granted awards for a total of 15,000 restricted shares at share price $4.12 to three consultants (5,000 restricted shares to each consultant) based in Germany under the 2020 Option Plan. The number of restricted shares to be vested will be based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024.		the Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company’s 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company’s Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.
Repurchase the restricted, description				The restricted shares will vest in five years. In the event that any recipient’s employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.
Unrecognized compensation cost (in Dollars)					$ 299
Option Plan 2020 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Restricted share issued				15,000
Stock option price per share (in Dollars per share)	$ 4.12
Compensation expense (in Dollars)					$ 46
Unrecognized compensation cost (in Dollars)				$ 287
Restricted Stock [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Repurchase of restricted shares				190,000	175,000
Price per share (in Dollars per share)				$ 0.01
Board of Director [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock option granted		40,000
Selling, General and Administrative Expenses [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Selling, general and administrative expenses (in Dollars)				$ 20	$ 135